Cash Generated from Operations (Non-cash Investing Activities) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from (used in) operating activities [abstract]
Purchase of non-current assets settled by bills	¥ 65,800	¥ 73,812	¥ 50,110